T. ROWE PRICE Emerging Markets Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
MercadoLibre (USD) (1) 24,105 51,773
Vista Energy, ADR (USD) (1) 752,440 45,515
Total Argentina (Cost $65,443) 97,288
BRAZIL 5.5%
Common Stocks 5.5%
Itau Unibanco Holding, ADR (USD)  8,454,377 72,623
Localiza Rent a Car  6,046,659 55,655
NU Holdings, Class A (USD) (1) 5,130,177 91,061
Raia Drogasil  14,230,704 66,087
WEG  5,891,504 58,235
Total Brazil (Cost $219,680) 343,661
CANADA 0.5%
Common Stocks 0.5%
Aris Mining (1) 1,910,800 33,062
Total Canada (Cost $30,527) 33,062
CHINA 24.1%
Common Stocks 19.2%
Alibaba Group Holding (HKD)  8,912,248 189,595
China Construction Bank, Class H (HKD)  68,092,000 68,755
China Pacific Insurance Group, Class H (HKD)  12,769,000 64,315
China Resources Beer Holdings (HKD)  7,628,500 25,521
China Resources Mixc Lifestyle Services (HKD)  7,732,600 45,730
China Tower, Class H (HKD)  26,933,000 38,751
CMOC Group, Class H (HKD)  20,865,000 58,642
H World Group, ADR (USD)  1,062,980 50,502
Kanzhun, ADR (USD)  2,724,103 50,450
KE Holdings, Class A (HKD)  4,887,360 31,070
NetEase (HKD)  2,286,250 59,283
PICC Property & Casualty, Class H (HKD)  21,262,000 44,017
Shenzhou International Group Holdings (HKD)  3,550,700 28,240
Tencent Holdings (HKD)  4,665,900 358,629
WuXi AppTec, Class H (HKD)  2,839,100 40,401

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
ZTO Express Cayman (HKD)  2,440,308 53,882
1,207,783
Common Stocks - China A Shares 4.9%
Contemporary Amperex Technology, A Shares (CNH)  1,411,400 71,121
OmniVision Integrated Circuits Group, A Shares (CNH)  2,675,800 46,643
Sany Heavy Industry, A Shares (CNH)  13,728,500 43,253
TCL Technology Group, A Shares (CNH)  74,336,276 51,900
Yunnan Aluminium, A Shares (CNH)  11,867,600 56,708
Zhongji Innolight, A Shares (CNH)  448,900 41,631
311,256
Total China (Cost $951,502) 1,519,039
HONG KONG 1.4%
Common Stocks 1.4%
AIA Group  5,092,600 58,756
Techtronic Industries  2,197,000 29,992
Total Hong Kong (Cost $67,484) 88,748
HUNGARY 1.2%
Common Stocks 1.2%
OTP Bank  619,417 77,942
Total Hungary (Cost $22,305) 77,942
INDIA 12.4%
Common Stocks 12.4%
Apollo Hospitals Enterprise  442,611 33,518
Bajaj Finance  4,518,684 45,717
Bharti Airtel  4,422,518 94,850
Coforge  2,589,178 46,594
Cummins India  1,231,540 55,113
Divi's Laboratories  428,676 28,242
HDFC Life Insurance  6,267,846 49,852
ICICI Bank  8,100,624 119,424
Kotak Mahindra Bank  16,822,284 74,658
Larsen & Toubro  1,158,283 49,560
MakeMyTrip (USD) (1) 492,364 30,714
Power Grid Corp. of India  10,401,037 29,035
Reliance Industries  5,504,970 83,648

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Titan  882,250 38,175
Total India (Cost $761,890) 779,100
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  183,860,600 81,239
Total Indonesia (Cost $68,484) 81,239
MEXICO 2.3%
Common Stocks 2.3%
Arca Continental  4,203,887 47,353
Grupo Aeroportuario del Pacifico, ADR (USD)  153,529 42,207
Grupo Mexico, Series B  4,829,189 53,285
Total Mexico (Cost $92,893) 142,845
NETHERLANDS 0.5%
Common Stocks 0.5%
ASML Holding  23,846 34,193
Total Netherlands (Cost $30,734) 34,193
PHILIPPINES 0.6%
Common Stocks 0.6%
BDO Unibank  16,024,774 36,728
Total Philippines (Cost $30,093) 36,728
POLAND 0.9%
Common Stocks 0.9%
Bank Polska Kasa Opieki  941,466 57,258
Total Poland (Cost $50,019) 57,258
PORTUGAL 0.3%
Common Stocks 0.3%
Jeronimo Martins  922,799 21,761
Total Portugal (Cost $17,464) 21,761

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
QATAR 0.9%
Common Stocks 0.9%
Qatar National Bank  10,158,354 55,347
Total Qatar (Cost $48,274) 55,347
SAUDI ARABIA 2.7%
Common Stocks 2.7%
Al Rajhi Bank  2,865,957 81,841
Saudi National Bank  7,150,109 85,482
Total Saudi Arabia (Cost $130,353) 167,323
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 466,901 54,389
Total Singapore (Cost $68,356) 54,389
SOUTH AFRICA 1.6%
Common Stocks 1.6%
Capitec Bank Holdings  227,228 61,009
Clicks Group  2,010,652 40,058
Total South Africa (Cost $61,113) 101,067
SOUTH KOREA 15.4%
Common Stocks 15.4%
Hyundai Mobis  198,778 62,109
KB Financial Group  543,352 50,857
LG Chem  121,882 26,171
Samsung Electronics  4,317,010 476,921
SK hynix  523,585 326,915
SM Entertainment (1) 341,106 27,360
Total South Korea (Cost $282,490) 970,333

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 21.1%
Common Stocks 21.1%
ASE Technology Holding  5,708,000 53,068
Bizlink Holding  913,000 37,078
CTBC Financial Holding  41,908,000 67,520
Delta Electronics  2,501,000 95,444
Hon Hai Precision Industry  17,042,000 117,801
King Yuan Electronics  8,126,000 75,289
Taiwan Semiconductor Manufacturing  14,451,111 799,088
Unimicron Technology  6,852,000 81,448
Total Taiwan (Cost $396,945) 1,326,736
THAILAND 0.8%
Common Stocks 0.8%
CP ALL  35,311,700 48,884
Total Thailand (Cost $51,373) 48,884
TÜRKIYE 0.8%
Common Stocks 0.8%
BIM Birlesik Magazalar  3,414,761 52,112
Total Türkiye (Cost $42,812) 52,112
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
Abu Dhabi Commercial Bank  9,352,065 38,791
Total United Arab Emirates (Cost $36,294) 38,791
UNITED STATES 0.8%
Common Stocks 0.8%
EPAM Systems (1) 242,826 50,653
Total United States (Cost $43,667) 50,653

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.6%
Common Stocks 0.6%
Bank for Foreign Trade of Vietnam  13,343,772 36,327
Total Vietnam (Cost $31,968) 36,327
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 3.76% (2)(3) 100,467,041 100,467
Total Short-Term Investments (Cost $100,467) 100,467
Total Investments in Securities  100.3%
(Cost $3,702,630) $ 6,315,293
Other Assets Less Liabilities (0.3)% (20,742)
Net Assets 100.0% $ 6,294,551
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ —# $ — $ 917+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 105,726  ¤  ¤ $ 100,467^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $917 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $100,467.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Emerging Markets Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F111-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 539,887 $ 5,674,939 $ — $ 6,214,826
Short-Term Investments 100,467 — — 100,467
Total $ 640,354 $ 5,674,939 $ — $ 6,315,293